Related Party Transactions - Schedule of Due from Related Parties (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Due from Related Parties [Line Items]
Due from related parties	€ 511,807	€ 246,220
Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	97	250
Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	167,489
Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	344,221	245,970
Credits pending collection [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	16,908	16,908
Credits pending collection [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Credits pending collection [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Credits pending collection [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	16,908	16,908
Long-term investment [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	280,214	112,725
Long-term investment [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Long-term investment [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	167,489
Long-term investment [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	112,725	112,725
Trade receivables [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	178,235	116,587
Trade receivables [Member] | Ultimate partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	97	250
Trade receivables [Member] | Senior partner [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties
Trade receivables [Member] | Other group companies [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	€ 177,985	€ 116,337